Property, Plant and Equipment (Property, Plant and Equipment) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Utility:
Generation	$ 17,602	$ 17,147
Transmission	15,335	14,315
Distribution	17,408	16,381
Storage	2,887	2,814
Nuclear fuel	1,599	1,537
Gas gathering and processing	219	216
Oil and gas	1,720	1,652
General and other	1,514	1,450
Plant under construction	7,765	6,254
Total utility	66,049	61,766
Nonutility:
Merchant generation-nuclear	1,452	1,419
Merchant generation-other	4,992	4,149
Nuclear fuel	968	897
Gas Gathering and Processing	630	619
Other-including plant under construction	732	706
Total nonutility	8,774	7,790
Total property, plant and equipment	74,823	69,556
Virginia Electric and Power Company
Utility:
Generation	17,602	17,147
Transmission	8,332	7,871
Distribution	11,151	10,573
Nuclear fuel	1,599	1,537
General and other	794	745
Plant under construction	2,840	2,146
Total utility	42,318	40,019
Nonutility:
Other-including plant under construction	11	11
Total property, plant and equipment	42,329	40,030
Dominion Energy Gas Holdings, LLC
Utility:
Transmission	4,732	4,231
Distribution	3,267	3,019
Storage	1,688	1,627
Gas gathering and processing	202	198
General and other	216	184
Plant under construction	293	448
Total utility	10,398	9,707
Nonutility:
Gas Gathering and Processing	630	619
Other-including plant under construction	145	149
Total nonutility	775	768
Total property, plant and equipment	$ 11,173	$ 10,475